REGULATORY CAPITAL REQUIREMENTS - Summary of Company's and Bank's actual capital amounts and ratios (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Prudential Bancorp, Inc of Pennsylvania
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Tier 1 capital (to average assets)	$ 56,267	$ 58,548	$ 55,199
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to average assets)	19,363	19,965	19,961
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to average assets)
Actual Ratio, Tier 1 capital (to average assets)	12.24%	11.73%	11.06%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to average assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to average assets)
Actual Amount, Tier 1 capital (to risk-weighted assets)	59,267	58,548	55,199
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to risk-weighted assets)	8,866	8,513	8,645
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to risk-weighted assets)
Actual Ratio, Tier 1 capital (to risk-weighted assets)	26.74%	27.51%	25.54%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to risk-weighted assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to risk-weighted assets)
Actual Amount, Total capital (to risk-weighted assets)	61,779	60,429	57,909
Required for Capital Adequacy Purposes Amount, Total capital (to risk-weighted assets)	17,732	17,027	17,290
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Total capital (to risk-weighted assets)
Actual Ratio, Total capital (to risk-weighted assets)	27.87%	28.39%	26.79%
Required for Capital Adequacy Purposes Ratio, Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Total capital (to risk-weighted assets)
Prudential Savings Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Tier 1 capital (to average assets)	55,535	54,668	51,051
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to average assets)	19,363	19,965	19,961
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to average assets)	25,204	24,956	24,951
Actual Ratio, Tier 1 capital (to average assets)	11.47%	10.95%	10.23%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to average assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to average assets)	5.00%	5.00%	5.00%
Actual Amount, Tier 1 capital (to risk-weighted assets)	55,535	54,668	51,051
Required for Capital Adequacy Purposes Amount, Tier 1 capital (to risk-weighted assets)	8,866	8,513	8,645
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Tier 1 capital (to risk-weighted assets)	13,299	12,770	12,968
Actual Ratio, Tier 1 capital (to risk-weighted assets)	25.06%	25.69%	23.62%
Required for Capital Adequacy Purposes Ratio, Tier 1 capital (to risk-weighted assets)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Tier 1 capital (to risk-weighted assets)	6.00%	6.00%	6.00%
Actual Amount, Total capital (to risk-weighted assets)	58,047	56,549	53,761
Required for Capital Adequacy Purposes Amount, Total capital (to risk-weighted assets)	17,732	17,027	17,290
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount, Total capital (to risk-weighted assets)	$ 22,165	$ 21,284	$ 21,613
Actual Ratio, Total capital (to risk-weighted assets)	26.19%	26.57%	24.87%
Required for Capital Adequacy Purposes Ratio, Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio, Total capital (to risk-weighted assets)	10.00%	10.00%	10.00%